SHARE-BASED COMPENSATION (Details Narrative) - CNY (¥) ¥ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2024	Oct. 31, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			¥ 84,927	¥ 75,806	¥ 47,313
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			84,663	72,942	44,088
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation incremental fair value	¥ 73,700	¥ 60,400
Unrecognized compensation costs			76,400
Performance Shares [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			¥ 84,300	¥ 39,200	¥ 33,000